Share-Based Compensation (Details)					3 Months Ended		11 Months Ended	12 Months Ended
	Jan. 01, 2024 shares	Jun. 01, 2023 shares	Mar. 16, 2023 shares	Jun. 08, 2022 Options shares	Mar. 31, 2024 $ / shares shares	Mar. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2023 $ / shares shares	Mar. 20, 2023 shares
Share-Based Compensation
Exchange ratio for Class A ordinary shares pursuant to the business combination			108.083		108.083			108.083	108.083
UK Plan
Share-Based Compensation
Number of stock option plans approved | Options				2
Number of Class A Ordinary Shares available for issuance				1,501,165
US Plan
Share-Based Compensation
Number of Class A Ordinary Shares available for issuance				383,371
Equity Incentive Plan 2023
Share-Based Compensation
Number of shares issued			8,059,796		1,519,698			6,004,144
Percentage of discount for eligible employees			5.00%
Weighted-average assumptions used to estimate the fair value
Share price | $ / shares					3.53	8.16	0.77	6.25
Expected volatility					107.00%	96.50%	95.10%	97.10%
Risk-free rate					4.10%	3.58%	3.00%	3.60%
Expected life					6 years	6 years 1 month 6 days	5 years 10 months 24 days	6 years 1 month 6 days
Equity Incentive Plan 2023 | Class A Ordinary shares
Share-Based Compensation
Share based compensation arrangement		5,564,315
Equity Incentive Plan 2023 | Class A Ordinary shares | Maximum
Share-Based Compensation
Share based compensation arrangement					9,594,213			9,594,213
Employee Stock Purchase Plan
Share-Based Compensation
Number of shares issued	4,029,898				0			0
Percentage of discount for eligible employees			15.00%